As filed with the Securities and Exchange Commission on June 12, 2001
                                              Securities Act File No. 333-59874
                                      Investment Company Act File No. 811-4700
-------------------------------------------------------------------------------



                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549
                          ------------------------

                                  FORM N-2
                          ------------------------


[X] Registration Statement under the Securities Act of 1933
[X] Pre-Effective Amendment No. 2
[ ] Post-Effective Amendment No.


                                   and/or


[X] Registration Statement under the Investment Company Act of 1940
[X] Amendment No. 25


                      (Check Appropriate Box or Boxes)
                          ------------------------

                       THE GABELLI EQUITY TRUST INC.
             (Exact Name of Registrant as Specified in Charter)
                          ------------------------

                            One Corporate Center
                          Rye, New York 10580-1434
                  (Address of Principal Executive Offices)

     Registrant's Telephone Number, Including Area Code: (800) 422-3554

                              Bruce N. Alpert
                       The Gabelli Equity Trust Inc.
                            One Corporate Center
                          Rye, New York 10580-1434
                               (914) 921-5100
                  (Name and Address of Agent for Service)
                          ------------------------

                                 Copies to:

Richard T. Prins, Esq.      James E. McKee, Esq.         Cynthia Cobden, Esq.
 Skadden, Arps, Slate,       The Gabelli Equity      Simpson Thacher & Bartlett
  Meagher & Flom LLP            Trust Inc.              425 Lexington Avenue
   Four Times Square       One Corporate Center        New York, New York
New York, New York 10036      Rye, New York                  10017
    (212) 735-3000              10580-1434               (212) 455-2000
                             (914) 921-5100


                          ------------------------
          Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

         If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

         It is proposed that this filing will become effective (check appropriate box)

         [X] When declared effective pursuant to section 8(c).

         If appropriate, check the following box:

         [ ] This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].


         [ ] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is.


         If delivery of the prospectus is expected to be made pursuant to Rule 434, please check the following box. [ ]
                          ------------------------

      CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
===============================================================================


                                      Proposed     Proposed
                                       Maximum     Maximum
                         Amount       Offering    Aggregate     Amount of
    Title of             Being          Price      Offering    Registration
    Securities         Registered     Per Share     Price (1)      Fee(2)
--------------------  --------------  ----------   ---------  -------------
__% Tax Advantaged            0          $ 25            0           0
    Series B
    Cumulative
    Preferred Stock

(1) Estimated solely for the purpose of calculating the registration fee.

(2) $31,250.00 previously paid in connection with the Fund's May 1, 2001 and June 11, 2001 filings.
                          ------------------------


         The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said section 8(a), may determine.



                           CROSS-REFERENCE SHEET

       N-2 Item Number                           Location in Part A (Caption)
-----------------------------------------------------------------------------

PART A
1.  Outside Front Cover.......................   Outside Front Cover Page

2.  Inside Front and Outside Back Cover
      Page....................................   Outside Front Cover Page;
                                                 Inside Front Cover Page

3.  Fee Table and Synopsis....................   Not Applicable

4.  Financial Highlights......................   Financial Highlights

5.  Plan of Distribution......................   Outside Front Cover Page;
                                                 Prospectus Summary;
                                                 Underwriting

6.  Selling Shareholders......................   Not Applicable

7.  Use of Proceeds...........................   Use of Proceeds; Investment
                                                 Objectives and Policies

8.  General Description of the
      Registrant..............................   Outside Front Cover Page;
                                                 Prospectus Summary; The
                                                 Fund; Investment
                                                 Objectives and Policies;
                                                 Other Investments;
                                                 Special Investment
                                                 Methods; Risk Factors &
                                                 Special Considerations;
                                                 Description of Series B
                                                 Cumulative Preferred
                                                 Stock; Certain Provisions of
                                                 the Charter and By Laws

9.  Management................................   Outside Front Cover Page;
                                                 Prospectus Summary;
                                                 Management of the Fund;
                                                 Custodian, Transfer Agent
                                                 and Dividend-Disbursing
                                                 Agent

10. Capital Stock, Long-Term Debt,
      and Other Securities....................   Outside Front Cover Page;
                                                 Prospectus Summary;
                                                 Investment Objectives and
                                                 Policies; Description of
                                                 Series B Cumulative
                                                 Preferred Stock;
                                                 Description of Capital
                                                 Stock and Other
                                                 Securities; Taxation

11. Defaults and Arrears on Senior
      Securities..............................   Not Applicable

12. Legal Proceedings.........................   Not Applicable

13. Table of Contents of the Statement
      of Additional Information...............   Table of Contents of the
                                                 Statement of Additional
                                                 Information


PART B                                           Location in Statement of
                                                 Additional Information
---------------------------------------------------------------------------


14. Cover Page................................   Outside Front Cover Page

15. Table of Contents.........................   Outside Front Cover Page

16. General Information and History...........   The Fund

17. Investment Objectives and
      Policies................................   Investment Objectives and
                                                 Policies; Investment
                                                 Restrictions

18. Management................................   Management of the Fund

19. Control Persons and Principal
      Holders of Securities...................   Management of the Fund;
                                                 Beneficial Owners

20. Investment Advisory and Other
      Services................................   Management of the Fund

21. Brokerage Allocation and Other
      Practices...............................   Portfolio Transactions

22. Tax Status................................   Taxation

23. Financial Statements......................   Financial Statements

PART C

         Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration
Statement.


[FLAG]

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.



               SUBJECT TO COMPLETION, DATED _________, 2001

                                  PART A
                                PROSPECTUS


         Part A to this Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2 is hereby incorporated by reference from the Registrant's Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2, File Nos. 333-59874 and 811-4700, as filed with the Securities and Exchange Commission on June 11, 2001 (EDGAR Accession No. 0000950172-01-500365).


                                  PART B
                    STATEMENT OF ADDITIONAL INFORMATION


         Part B to this Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2 is hereby incorporated by reference from the Registrant's Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2, File Nos. 333-59874 and 811-4700, as filed with the Securities and Exchange Commission on June 11, 2001 (EDGAR Accession No. 0000950172-01-500365), with the exception of the audited financial statements included in the Registrant's Annual Report to Shareholders for the fiscal year ended December 31, 2000, which are incorporated herein by reference from the Registrant's Annual Report to Shareholders filed with the Securities and Exchange Commission on March 7, 2001.


                                   PART C
                             OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (1) Financial Statements:

         Financial Statements included in Part A (Prospectus) of this Registration Statement and Amendment:

         (a) Financial Highlights for each of the years ended December 31, 1991-2000.

         Financial Statements included in Part B (Statement of Additional Information) of this Registration Statement and Amendment:

         (b) Portfolio of Investments, December 31, 2000.(1)
         (c) Statement of Assests and Liabilities, December 31, 2000(1)
         (d) Statement of Operations for the Year Ended December 31, 2000.(1)
         (e) Statement of Changes in Net Assets.(1)
         (f) Notes to Financial Statements.(1)
         (g) Report of Independent Accountants.


     (2) (a) (1)    Articles of Incorporation(2)
             (2)    (A) Articles Supplementary relating to 7.25% Tax
                        Advantaged Cumulative Preferred Stock(2)
                    (B) Form of Articles of Amendment to The Gabelli Equity
                        Trust Inc. relating to the 7.25% Tax Advantaged Cumulative Preferred Stock(6)
             (3)    Articles Supplementary relating to ___% Tax Advantaged
                    Series B Cumulative Preferred Stock(6)
         (b) Amended and Restated By Laws as of May 16, 2001(6)
         (c) Not Applicable
         (d) Specimen Stock Certificate:
             ___ % Tax Advantaged Series B Cumulative Preferred Stock(6)
         (e) Automatic Dividend Reinvestment and Voluntary Cash Purchase
             Plan(2)
         (f) Not Applicable
         (g) Investment Advisory Agreement between the Fund and Gabelli Funds LLC(4)
         (h) Form of Underwriting Agreement(3)
         (i) Not Applicable
         (j) Custodial Contract between the Fund and Boston Safe Deposit and Trust Company(2)
         (k) (1)   Registrar, Transfer Agency and Service Agreement between
                   the Fund and State Street Bank and Trust Company(4)
             (2)   Transfer Agent and Registrar Services Fee Agreement between the Fund and State Street Bank and Trust Company(4)
         (l) Opinion and Consent of Counsel(3)
         (m) Not Applicable
         (n) Consent of PricewaterhouseCoopers LLP(3)
         (o) Not Applicable
         (p) Purchase Agreement between the Fund and The Gabelli Equity Trust Inc. (2)
         (q) Not Applicable
         (r) Code of Ethics(5)
         (s) Power of Attorney (6)


---------
(1) Incorporated by reference from Registrant's Annual Report for the year ended December 31, 2000, File No. 811-4700, as filed with the Securities and Exchange Commission on March 7, 2001.

(2) Incorporated by reference from the Registrant's Pre-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-2 Nos. 333-45951 and 811-4700; as filed with the Securities and Exchange Commission on February 10, 1998 (EDGAR Accession No.
     0000950123-99-003497).


(3)  Filed herewith.


(4) Incorporated by reference from the Registrant's Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-2, File Nos. 333-62323 and 811-4700, as filed with the Securities and Exchange Commission on October 13, 1995 (EDGAR Accession No.
     0000950123-95-002829).

(5) Incorporated by reference from Registrant's Pre-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-2, File Nos. 333-47012 and 811-4700; as filed with the Securities and Exchange Commission on December 12, 2000 (EDGAR Accession No.
     0000950123-00-011158).


(6)  Incorporated by reference from Registrant's Pre-Effective Amendment
     No. 1 to the Registrant's Registration Statement on Form N-2, File Nos. 333-59874 and 811-4700; as filed with the Securities and Exchange Commission on June 11, 2001 (EDGAR Accession No. 0000950172-01-500365).



Item 25. Marketing Arrangements

     See Exhibit 2(h) to this Registration Statement.


Item 26.  Other Expenses of Issuance and Distribution

     The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

         Securities and Exchange Commission Registration fees....    $   31,250

         New York Stock Exchange listing fee.....................    $   47,800

         Moody's rating fee......................................    $   31,250

         Printing and engraving expenses.........................    $  100,000

         Auditing fees and expenses..............................    $   50,000

         Legal fees and expenses.................................    $  150,000

         Blue Sky fees and expenses..............................    $   20,000

         Miscellaneous...........................................    $   10,000

                  Total..........................................    $  440,300
                                                                  =============



Item 27. Persons Controlled by or Under Common Control with Registrant

         Insofar as the following have substantially identical boards of directors or trustees they may be deemed with Registrant to be under common control: The Gabelli Asset Fund, The Gabelli Growth Fund and The Gabelli Westwood Funds, each a Massachusetts Business Trust, The Gabelli Money Market Funds, a Delaware Business Trust, The Gabelli Global Multimedia Trust Inc., The Gabelli Value Fund Inc., The Gabelli Investor Fund, Inc., Gabelli Capital Series Funds, Inc., The Gabelli Global Series Funds, Inc., The Gabelli Convertible Securities Fund, Inc., Gabelli International Growth Fund, Inc., Gabelli Gold Fund, Inc. and Gabelli Equity Series Funds, Inc., each a Maryland corporation.


Item 28.  Number of Holders of Securities as of March 31, 2001

                                                                    Number of
         Title of Class                                          Record Holders
         --------------                                          --------------

         Common Stock, par value $.001 per share................     77,313

         7.25% Tax Advantaged Cumulative
           Preferred Stock, par value $.001 per share...........      6,428


Item 29.  Indemnification

         The response of this Item is incorporated by reference to the caption "Capital Stock - Limitation of Officers' and Directors' Liability" set forth in the prospectus.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to the directors, officers and controlling persons of the Fund, pursuant to the foregoing provisions or otherwise, the Fund has been advised that in the opinion of the Securities Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities under the Securities Act (other than payment by the Fund of expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.


Item 30. Business and Other Connections of the Investment Adviser

         Registrant is fulfilling the requirement of this Item 30 to provide a list of the officers and directors of its Investment Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by that entity or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 by Gabelli Funds, LLC (SEC File No. 333-42780).


Item 31. Location of Accounts and Records

         Gabelli Funds, LLC
         One Corporate Center
         Rye, New York  10580
           (with respect to its services as Investment Adviser)

         State Street Bank and Trust Company
         Two Heritage Drive
         Quincy, Massachusetts  02171
           (with respect to its services as transfer agent, dividend disbursing agent and registrar)

         Boston Safe Deposit and Trust Company
         One Boston Place
         Boston, Massachusetts  02108
           (with respect to its services as custodian)

         PFPC, Inc.
         101 Federal Street
         Boston, Massachusetts  02110
           (with respect to its services as sub-Administrator)


Item 32. Management Services

         Not applicable.


Item 33. Undertakings

         1. Registrant undertakes to suspend the offering of shares until the prospectus is amended, if subsequent to the effective date of this registration statement, its net asset value declines more than ten percent from its net asset value, as of the effective date of the registration statement or its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

         2.    Not applicable.

         3.    Not applicable.

         4.    Not applicable.

         5. Registrant undertakes that, for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) will be deemed to be a part of the Registration Statement as of the time it was declared effective.

               Registrant undertakes that, for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus will be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of such securities at that time will be deemed to be the initial bona fide offering thereof.

         6. Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any SAI constituting Part B of this Registration Statement.


                                 SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye, State of New York on the 12th day of June, 2001.

                                            THE GABELLI EQUITY TRUST INC.

                                            By:   /s/ BRUCE N. ALPERT
                                            -----------------------------


                                            Bruce N. Alpert
                                            Principal Executive Officer









Name                                    Title                           Date
----                                    -----                           ----

         *
----------------------                  Chairman of the Board,   12 June, 2001
Mario J. Gabelli                        President & Chief
                                        Investment Officer

         *
--------------------------              Director                 12 June, 2001
Dr. Thomas E. Bratter


         *
----------------------                  Director                 12 June, 2001
Anthony J. Colavita


         *
----------------------                  Director                 12 June, 2001
James P. Conn


         *
-----------------------------           Director                 12 June, 2001
Frank J. Fahrenkopf, Jr.


         *
----------------------                  Director                 12 June, 2001
Karl Otto Pohl

         *
----------------------                  Director                 12 June, 2001
Anthony R. Pustorino


         *
----------------------                  Director                 12 June, 2001
Salvatore J. Zizza

/s/ Bruce N. Alpert
----------------------                  Vice President &         12 June, 2001
Bruce N. Alpert                         Treasurer


/s/ Bruce N. Alpert
----------------------                                           12 June, 2001
Bruce N. Alpert
   as attorney in fact


* Pursuant to a Power of Attorney incorporated by reference as Exhibit S to the Registrant's Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2, File Nos. 333-59874 and 811-4700; as filed with the Securities and Exchange Commission on June 11, 2001 (EDGAR Accession No. 0000950172-01-500365).



                      SCHEDULE OF EXHIBITS TO FORM N-2
Exhibit                                                                   Page
Number      Exhibit                                                      Number
------      -------                                                      ------


Exhibit A   (1)    Articles of Incorporation*..................................
            (2)(A) Articles Supplementary relating to 7.25%
                   Tax Advantaged Cumulative Preferred Stock*..................
               (B) Form of Articles of Amendment of The Gabelli Equity Trust
                   Inc. relating to the 7.25% Tax Advantaged Cumulative
                   Preferred Stock*............................................
            (3)    Form of Articles Supplementary relating to ___%
                   Tax Advantaged Series B Cumulative Preferred Stock*.........
Exhibit B   Amended and Restated By Laws as of May 16, 2001*...................
Exhibit C   Not Applicable.....................................................
Exhibit D   Specimen Stock Certificate ___% Tax Advantaged Series B
            Cumulative Preferred Stock*........................................
Exhibit E   Automatic Dividend Reinvestment and Voluntary Cash
            Purchase Plan*.....................................................
Exhibit F   Not Applicable.....................................................
Exhibit G   Investment Advisory Agreement*.....................................
Exhibit H   Form of Underwriting Agreement.....................................
Exhibit I   Not Applicable.....................................................
Exhibit J   Custodian Agreement*...............................................
Exhibit K   Not Applicable.....................................................
Exhibit L   Opinion and Consent of Counsel.....................................
Exhibit M   Not Applicable.....................................................
Exhibit N   Consent of PricewaterhouseCoopers LLP..............................
Exhibit O   Not Applicable.....................................................
Exhibit P   Not Applicable.....................................................
Exhibit Q   Not Applicable.....................................................
Exhibit R   Code of Ethics*....................................................
Exhibit S   Power of Attorney*.................................................
---------
*    Previously filed and incorporated by reference.




Exhibit H



                             [5,000,000] Shares

                       THE GABELLI EQUITY TRUST INC.

          [__]% Tax Advantaged Series B Cumulative Preferred Stock

                    Liquidation Preference $25 Per Share

                           UNDERWRITING AGREEMENT

                                                                June [__], 2001

SALOMON SMITH BARNEY INC.
MERRILL LYNCH, PIERCE, FENNER
   & SMITH INCORPORATED
GABELLI & COMPANY, INC.

As Representatives of the Several Underwriters
c/o Salomon Smith Barney Inc.
388 Greenwich Street
New York, New York 10013

Dear Ladies and Gentleman:

         The Gabelli Equity Trust Inc., a Maryland corporation (the "Fund"), proposes, upon the terms and conditions set forth herein, to issue and sell an aggregate of [5,000,000] shares (the "Shares") of its [__]% Tax Advantaged Series B Cumulative Preferred Stock, liquidation preference $25 per share, $.001 par value per share (the "Series B Preferred"), to the several Underwriters named in Schedule I hereto (the "Underwriters"). The Shares will be authorized by, and subject to the terms and conditions of, the Articles Supplementary to be adopted in connection with the issuance of the Shares (the "Articles Supplementary").

         The Fund and its investment adviser, Gabelli Funds, LLC, a New York limited liability company (the "Adviser"), wish to confirm as follows their agreement with you (the "Representatives") and the other several Underwriters on whose behalf you are acting, in connection with the several purchases of the Shares by the Underwriters.

         The Fund has entered into an investment advisory agreement with the Adviser, a custodian agreement with Boston Safe Deposit and Trust Company, and a registrar, transfer agency and dividend reinvestment plan with State Street Bank and Trust Company. Such agreements are hereinafter referred to as the "Investment Advisory Agreement", the "Custodian Agreement" and the "Transfer Agency Agreement", respectively. Collectively, the Investment Advisory Agreement, the Custodian Agreement and the Transfer Agency Agreement are hereinafter referred to as the "Fund Agreements". This Underwriting Agreement is hereinafter referred to as the "Agreement".

         1. Registration Statement and Prospectus. The Fund has prepared in conformity with the provisions of the Securities Act of 1933, as amended (the "1933 Act"), the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations of the Securities and Exchange Commission (the "Commission") promulgated under the 1933 Act (the "1933 Act Rules and Regulations") and the 1940 Act (the "1940 Act Rules and Regulations" and, together with the 1933 Act Rules and Regulations, the "Rules and Regulations") a registration statement on Form N-2 (File Nos. 333- 59874 and 811-4700) under the 1933 Act and the 1940 Act (the
"registration statement"), including a prospectus relating to the Shares , and has filed the registration statement and prospectus in accordance with the 1933 Act and the 1940 Act. The Fund also has filed a notification of registration of the Fund as an investment company under the 1940 Act on Form N-8A (the "1940 Act Notification"). The term "Registration Statement" as used in this Agreement means the registration statement (including all financial schedules and exhibits), as amended at the time it becomes effective under the 1933 Act or, if the registration statement became effective under the 1933 Act prior to the execution of this Agreement, as amended or supplemented at the time it became effective, prior to the execution of this Agreement. If it is contemplated, at the time this Agreement is executed, that a post-effective amendment to the registration statement will be filed under the 1933 Act and must be declared effective before the offering of the Shares may commence, the term "Registration Statement" as used in this Agreement means the registration statement as amended by said post-effective amendment. If the Fund has filed an abbreviated registration statement to register an additional amount of Shares pursuant to Rule 462(b) under the 1933 Act (the "Rule 462 Registration Statement"), then any reference herein to the term "Registration Statement" shall include such Rule 462 Registration Statement. The term "Prospectus" as used in this Agreement means the prospectus and statement of additional information in the forms included in the Registration Statement or, if the prospectus and statement of additional information included in the Registration Statement omits information in reliance on Rule 430A under the 1933 Act Rules and Regulations and such information is included in a prospectus and statement of additional information filed with the Commission pursuant to Rule 497(h) under the 1933 Act Rules and Regulations, the term "Prospectus" as used in this Agreement means the prospectus and statement of additional information in the form included in the Registration Statement as supplemented by the addition of the information contained in the prospectus filed with the Commission pursuant to Rule 497(h). The term "Prepricing Prospectus" as used in this Agreement means the prospectus and statement of additional information subject to completion in the form included in the registration statement at the time of filing of amendment No. [ ] to the registration statement with the Commission on [ ] __, 2001 and as such prospectus and statement of additional information shall have been amended from time to time prior to the date of the Prospectus, together with any other prospectus and statement of additional information relating to the Fund other than the Prospectus, approved in writing by or directly or indirectly prepared by the Fund or the Adviser; it being understood that the definition of Prepricing Prospectus above shall not include any Prepricing Prospectus prepared by any Underwriter unless approved in writing by the Fund or Adviser. The terms "Registration Statement", "Prospectus" and "Prepricing Prospectus" shall also include any financial statements incorporated by reference therein.

         The Fund has furnished the Representatives with copies of such Registration Statement, each amendment to such Registration Statement filed with the Commission and each Prepricing Prospectus.

         2. Agreements to Sell and Purchase. The Fund hereby agrees, subject to all the terms and conditions set forth herein, to issue and sell to each Underwriter and, upon the basis of the representations, warranties and agreements of the Fund and the Adviser herein contained and subject to all the terms and conditions set forth herein, each Underwriter agrees, severally and not jointly, to purchase from the Fund, at a purchase price of $[ ] per Share, the number of Shares set forth opposite the name of such Underwriter in Schedule I hereto.

         3. Terms of Public Offering. The Fund and the Adviser have been advised by you that the Underwriters propose to make a public offering of their respective portions of the Shares as soon after the Registration Statement and this Agreement have become effective as in your judgment is advisable and initially to offer the Shares upon the terms set forth in the Prospectus.

         4. Delivery of the Shares and Payment Therefor. Delivery to the Underwriters of and payment for the Shares shall be made at the office of Salomon Smith Barney Inc., 388 Greenwich Street, New York, New York 10013, at 10:00 A.M., New York City time, on June [ ], 2001 (the "Closing Date"). The place of closing for the Shares and the Closing Date may be varied by agreement between you and the Fund.

         Certificates for the Shares shall be registered in such names and in such denominations as you shall request prior to 9:30 A.M., New York City time, on the second business day preceding the Closing Date. Such certificates shall be made available to you in New York City for inspection and packaging not later than 9:30 A.M., New York City time, on the business day next preceding the Closing Date. The certificates evidencing the Shares shall be delivered to you on the Closing Date against payment of the purchase price therefor in immediately available funds.

         5. Agreements of the Fund and the Adviser. The Fund and the Adviser, jointly and severally, agree with the several Underwriters as follows:

         (a) If, at the time this Agreement is executed and delivered, it is necessary for the Registration Statement or a post-effective amendment thereto to be declared effective under the 1933 Act before the offering of the Shares may commence, the Fund will endeavor to cause the Registration Statement or such post-effective amendment to become effective under the 1933 Act as soon as possible and will advise you promptly and, if requested by you, will confirm such advice in writing when the Registration Statement or such post-effective amendment has become effective.

         (b) The Fund will advise you promptly and, if requested by you, will confirm such advice in writing: (i) of any request made by the Commission for amendment of or a supplement to the Registration Statement, any Prepricing Prospectus or the Prospectus (or any amendment or supplement to any of the foregoing) or for additional information, (ii) of the issuance by the Commission, the National Association of Securities Dealers, Inc. (the "NASD"), any state securities commission, any national securities exchange, any arbitrator, any court or any other governmental, regulatory, self-regulatory or administrative agency or any official of any order suspending the effectiveness of the Registration Statement, prohibiting or suspending the use of the Prospectus, any Prepricing Prospectus or any sales material (as hereinafter defined), of any notice pursuant to Section 8(e) of the 1940 Act, of the suspension of qualification of the Shares for offering or sale in any jurisdiction, or the initiation or contemplated initiation of any proceeding for any such purposes, (iii) of receipt by the Fund, the Adviser, any affiliate of the Fund or the Adviser or any representative or attorney of the Fund or the Adviser of any other material communication from the Commission, the NASD, any state securities commission, any national securities exchange, any arbitrator, any court or any other governmental, regulatory, self-regulatory or administrative agency or any official relating to the Fund (if such communication relating to the Fund is received by such person within three years after the date of this Agreement), the Registration Statement, the 1940 Act Notification, the Prospectus, any Prepricing Prospectus, any sales material (as hereinafter defined) (or any amendment or supplement to any of the foregoing), this Agreement or any of the Fund Agreements and (iv) within the period of time referred to in paragraph (f) below, of any material adverse change in the condition (financial or other), business, prospects, properties, net assets or results of operations of the Fund or the Adviser or of the happening of any event which makes any statement of a material fact made in the Registration Statement, the Prospectus, any Prepricing Prospectus or any sales material (as herein defined) (or any amendment or supplement to any of the foregoing) untrue or which requires the making of any additions to or changes in the Registration Statement, the Prospectus, any Prepricing Prospectus or any sales materials (as herein defined) (or any amendment or supplement to any of the foregoing) in order to state a material fact required by the 1933 Act, the 1940 Act or the Rules and Regulations to be stated therein or necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading or of the necessity to amend or supplement the Registration Statement, the Prospectus, any Prepricing Prospectus or any sales material (as herein defined) (or any amendment or supplement to any of the foregoing) to comply with the 1933 Act, the 1940 Act, the Rules and Regulations or any other law or order of any court or regulatory body. If at any time the Commission, the NASD, any state securities commission, any national securities exchange, any arbitrator, any court or any other governmental, regulatory, self-regulatory or administrative agency or any official shall issue any order suspending the effectiveness of the Registration Statement, prohibiting or suspending the use of the Prospectus or any sales material (as hereinafter defined) (or any amendment or supplement to any of the foregoing) or suspending the qualification of the Shares for offering or sale in any jurisdiction, the Fund will make every reasonable effort to obtain the withdrawal of such order at the earliest possible time.

         (c) The Fund will furnish to you, without charge, three signed copies of the registration statement and the 1940 Act Notification as originally filed with the Commission and of each amendment thereto, including financial statements and all exhibits thereto and will also furnish to you, without charge, such number of additional copies of the registration statement and of each amendment thereto, but without exhibits, as you may request.

         (d) The Fund will not (i) file any amendment to the Registration Statement or make any amendment or supplement to the Prospectus, any Prepricing Prospectus or any sales material (as hereinafter defined) of which you shall not previously have been advised or to which you shall object after being so advised or (ii) so long as, in the opinion of counsel for the Underwriters, a Prospectus is required by the 1933 Act to be delivered in connection with sales by any Underwriter or dealer, file any information, documents or reports pursuant to the Securities Exchange Act of 1934, as amended (the "1934 Act"), without delivering a copy of such information, documents or reports to you, as Representatives of the Underwriters, prior to or concurrently with such filing.

         (e) Prior to the execution and delivery of this Agreement, the Fund has delivered to you, without charge, in such quantities as you have requested, copies of the form of the Prepricing Prospectus. The Fund consents to the use, in accordance with the provisions of the 1933 Act and with the state securities or blue sky laws of the jurisdictions in which the Shares are offered by the several Underwriters and by dealers, prior to the date of the Prospectus, of each Prepricing Prospectus so furnished by the Fund.

         (f) As soon after the execution and delivery of this Agreement as possible and thereafter from time to time for such period as in the opinion of counsel for the Underwriters a prospectus is required by the 1933 Act to be delivered in connection with sales by any Underwriter or dealer, the Fund will expeditiously deliver to each Underwriter and each dealer, without charge, as many copies of the Prospectus (and of any amendments or supplements thereto) as you may request. The Fund consents to the use of the Prospectus (and of any amendment or supplement thereto) in accordance with the provisions of the 1933 Act and with the state securities or blue sky laws of the jurisdictions in which the Shares are offered by the several Underwriters and by all dealers to whom Shares may be sold, both in connection with the offering and sale of the Shares and for such period of time thereafter as the Prospectus is required by the 1933 Act to be delivered in connection with sales by any Underwriter or dealer. If during such period of time any event shall occur that in the judgment of the Fund or in the opinion of counsel for the Underwriters is required to be set forth in the Registration Statement or the Prospectus (as then amended or supplemented) or should be set forth therein in order to make the statements therein, in the light of the circumstances under which they were made, not misleading, or if it is necessary to supplement or amend the Registration Statement or the Prospectus to comply with the 1933 Act, the 1940 Act, the Rules and Regulations or any other federal law, rule or regulation, or any state securities or blue sky disclosure laws, rules or regulations, the Fund will forthwith prepare and, subject to the provisions of paragraph (d) above, promptly file with the Commission an appropriate supplement or amendment thereto, and will expeditiously furnish to the Underwriters and dealers, without charge, a reasonable number of copies thereof. In the event that the Fund and you, as Representatives of the several Underwriters, agree that the Registration Statement or the Prospectus is to be amended or supplemented, the Fund, if requested by you, will promptly issue a press release announcing or disclosing the matters to be covered by the proposed amendment or supplement. (g) The Fund will make generally available to its security holders an earnings statement, which need not be audited, covering a twelve-month period ending not later than 15 months after the effective date of the Registration Statement, as soon as practicable after the end of such period, which earnings statement shall satisfy the provisions of Section 11(a) of the Act and Rule 158 of the 1933 Act Rules and Regulations.

         (h) During the period of five years hereafter, the Fund will furnish to you (i) as soon as available, a copy of each report of the Fund mailed to stockholders or filed with the Commission or furnished to the New York Stock Exchange (the "NYSE") other than reports on Form N-SAR, and (ii) from time to time such other information concerning the Fund as you may request.

         (i) If this Agreement shall terminate or shall be terminated after execution pursuant to any provisions hereof (otherwise than pursuant to the second paragraph of Section 11 hereof or by notice given by you terminating this Agreement pursuant to Section 11 or Section 12 hereof) or if this Agreement shall be terminated by the Underwriters because of any failure or refusal on the part of the Fund or the Adviser to comply with the terms or fulfill any of the conditions of this Agreement required to be complied with or fulfilled by them, the Fund or, in the case of a failure or refusal by the Fund, the Adviser, agrees to reimburse the Representatives for all out-of-pocket expenses (including fees and expenses of counsel for the Underwriters) incurred by you in connection herewith.

         (j) The Fund will apply the net proceeds from the sale of the Shares in accordance with the description set forth in the Prospectus and in such a manner as to comply with the investment objectives, policies and restrictions of the Fund as described in the Prospectus.

         (k) The Fund will timely file the requisite copies of the Prospectus with the Commission pursuant to Rule 497(c) or Rule 497(h) of the 1933 Act Rules and Regulations, whichever is applicable or, if applicable, will timely file the certification permitted by Rule 497(j) of the 1933 Act Rules and Regulations and will advise you of the time and manner of such filing.

         (l) Except as provided in this Agreement, the Fund will not sell, contract to sell, or otherwise dispose of any senior securities of the Fund, or grant any options or warrants to purchase senior securities of the Fund, for a period of 180 days after the date of the Prospectus, without the prior written consent of Salomon Smith Barney Inc.

         (m) Except as stated in this Agreement and in the Prepricing Prospectus and Prospectus, neither the Fund nor the Adviser has taken, nor will it take, directly or indirectly, any action designed to or that might reasonably be expected to cause or result in stabilization or manipulation of the price of any securities issued by the Fund to facilitate the sale or resale of the Shares; it being understood that the Underwriters include certain affiliates of the Adviser and that stabilization or other activity by the Representatives on behalf of the Underwriters shall not be deemed to be violative of this representation.

         (n) The Fund will use its best efforts to have the Shares listed, subject to notice of issuance, on the NYSE on or before June [ ], 2001.

         (o) The Fund will use its best efforts to cause the Series B Preferred, prior to the Closing Date, to be assigned a rating of `aaa' by Moody's Investors Service, Inc. (the "Rating Agency").

         (p) The Fund and the Adviser will use their best efforts to perform all of the agreements required of them and discharge all conditions to closing as set forth in this Agreement.

         (q) The Fund will furnish to you, on the date on which delivery is made to the Rating Agency, the Accountant's Confirmation (as defined in the Articles Supplementary) corresponding to the Basic Maintenance Report (as defined in the Articles Supplementary) for the first Valuation Date (as defined in the Articles Supplementary) following the Closing Date.

         6. Representations and Warranties of the Fund and the Adviser. The Fund and the Adviser, jointly and severally, represent and warrant to each Underwriter that:


         (a) Each Prepricing Prospectus included as part of the registration statement as originally filed or as part of any amendment or supplement thereto, or filed pursuant to Rule 497 of the 1933 Act Rules and Regulations, complied when so filed in all material respects with the provisions of the 1933 Act, the 1940 Act and the Rules and Regulations. The Commission has not issued any order preventing or suspending the use of any Prepricing Prospectus.

         (b) The Registration Statement in the form in which it became or becomes effective and also in such form as it may be when any post-effective amendment thereto shall become effective and the Prospectus and any amendment or supplement thereto when filed with the Commission under Rule 497 of the 1933 Act Rules and Regulations and the 1940 Act Notification when originally filed with the Commission and any amendment or supplement thereto when filed with the Commission, complied or will comply in all material respects with the provisions of the 1933 Act, the 1940 Act and the Rules and Regulations and did not or will not at any such times contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading, except that this representation and warranty does not apply to statements in or omissions from the Registration Statement or the Prospectus (or any amendment or supplement thereto) made in reliance upon and in conformity with information relating to any Underwriter furnished to the Fund in writing by or on behalf of any Underwriter through you expressly for use therein.

         (c) All the outstanding shares of capital stock of the Fund have been duly authorized and validly issued, are fully paid and nonassessable and are free of any preemptive or similar rights; the Shares have been duly authorized and, when issued and delivered to the Underwriters against payment therefor in accordance with the terms hereof, will be validly issued, fully paid and nonassessable and free of any preemptive or similar rights and will conform to the description thereof in the Registration Statement and the Prospectus (and any amendment or supplement to either of them); and the capital stock of the Fund conforms to the description thereof in the Registration Statement and the Prospectus (and any amendment or supplement to either of them).

         (d) The Fund is a corporation duly organized and validly existing in good standing under the laws of the State of Maryland, with full corporate power and authority to own, lease and operate its properties and to conduct its business as described in the Registration Statement and the Prospectus (and any amendment or supplement to either of them), and is duly registered and qualified to conduct its business and is in good standing in each jurisdiction or place where the nature of its properties or the conduct of its business requires such registration or qualification, except where the failure so to register or qualify does not have a material adverse effect on the condition (financial or other), business, prospects, properties, net assets or results of operations of the Fund; and the Fund has no subsidiaries.

         (e) There are no legal or governmental proceedings pending or threatened, against the Fund, or to which the Fund or any of its properties is subject, that are required to be described in the Registration Statement or the Prospectus (and any amendment or supplement to either of them) but are not described as required, and there are no agreements, contracts, indentures, leases or other instruments that are required to be described in the Registration Statement or the Prospectus (and any amendment or supplement to either of them) or to be filed as an exhibit to the Registration Statement that are not described or filed as required by the 1933 Act, the 1940 Act or the Rules and Regulations.

         (f) The Fund is not in violation of its articles of incorporation or by-laws, or other organizational documents, or of any law, ordinance, administrative or governmental rule or regulation applicable to the Fund or of any decree of the Commission, the NASD, any state securities commission, any national securities exchange, any arbitrator, any court or governmental agency, body or official having jurisdiction over the Fund, or in default in any material respect in the performance of any obligation, agreement or condition contained in any bond, debenture, note or any other evidence of indebtedness or in any contract required to be included as an exhibit to the Registration Statement (each, a "Material Fund Agreement").

         (g) Neither the issuance and sale of the Shares, the execution, delivery or performance of this Agreement or any of the Fund Agreements by the Fund, nor the consummation by the Fund of the transactions contemplated hereby or thereby (A) requires any consent, approval, authorization or other order of or registration or filing with, the Commission, the NASD, any state securities commission, any national securities exchange, any arbitrator, any court, regulatory body, administrative agency or other governmental body, agency or official (except such as may have been obtained prior to the date hereof and such as may be required for compliance with the state securities or blue sky laws of various jurisdictions which have been or will be effected in accordance with this Agreement) or conflicts or will conflict with or constitutes or will constitute a breach of, or a default under, the articles of incorporation, including the Articles Supplementary, or by-laws, or other organizational documents, of the Fund or (B) conflicts or will conflict with or constitutes or will constitute a breach of, or a default under, any agreement, indenture, lease or other instrument to which the Fund is a party or by which it or any of its properties may be bound, or violates or will violate any statute, law, regulation or filing or judgment, injunction, order or decree applicable to the Fund or any of its properties, or will result in the creation or imposition of any lien, charge or encumbrance upon any property or assets of the Fund pursuant to the terms of any agreement or instrument to which it is a party or by which it may be bound or to which any of its property or assets is subject. The Fund is not subject to any order of any court or of any arbitrator, governmental authority or administrative agency.

         (h) The accountants, PriceWaterhouseCoopers LLP, who have certified or shall certify the financial statements included or incorporated by reference in the Registration Statement and the Prospectus (or any amendment or supplement to either of them) are independent public accountants as required by the 1933 Act, the 1940 Act and the Rules and Regulations.

         (i) The financial statements, together with related schedules and notes, included or incorporated by reference in the Registration Statement and the Prospectus (and any amendment or supplement to either of them), present fairly the financial position, results of operations and changes in financial position of the Fund on the basis stated or incorporated by reference in the Registration Statement at the respective dates or for the respective periods to which they apply; such statements and related schedules and notes have been prepared in accordance with generally accepted accounting principles consistently applied throughout the periods involved, except as disclosed therein; and the other financial and statistical information and data included in the Registration Statement and the Prospectus (and any amendment or supplement to either of them) are accurately presented and prepared on a basis consistent with such financial statements and the books and records of the Fund.

         (j) The execution and delivery of, and the performance by the Fund of its obligations under, this Agreement and the Fund Agreements have been duly and validly authorized by the Fund, and this Agreement and the Fund Agreements have been duly executed and delivered by the Fund and constitute the valid and legally binding agreements of the Fund, enforceable against the Fund in accordance with their terms, except as rights to indemnity and contribution hereunder and thereunder may be limited by federal or state securities laws.

         (k) Except as disclosed in the Registration Statement and the Prospectus (and any amendment or supplement to either of them), subsequent to the respective dates as of which such information is given in the Registration Statement and the Prospectus (and any amendment or supplement to either of them), the Fund has not incurred any liability or obligation, direct or contingent, or entered into any transaction, not in the ordinary course of business, that is material to the Fund, and there has not been any change in the capital stock, or material increase in the short-term debt or long-term debt, of the Fund, or any material adverse change, or any development involving or which may reasonably be expected to involve, a prospective material adverse change, in the condition (financial or other), business, prospects, properties, net assets or results of operations of the Fund, whether or not arising in the ordinary course of business, it being understood that a change of up to 15% of the aggregate market value of the Fund's assets shall not cause this representation to be untrue.

         (l) The Fund has not distributed and, prior to the later to occur of (i) the Closing Date and (ii) completion of the distribution of the Shares, will not distribute any offering material in connection with the offering and sale of the Shares other than the Registration Statement, the Prepricing Prospectus, the Prospectus or other materials, if any, permitted by the 1933 Act, the 1940 Act or the Rules and Regulations.

         (m) The Fund has such permits, licenses, franchises and authorizations of governmental or regulatory authorities ("permits") as are necessary to own its properties and to conduct its business in the manner described in the Prospectus (and any amendment or supplement thereto), subject to such qualifications as may be set forth in the Prospectus; the Fund has fulfilled and performed all its material obligations with respect to such permits and no event has occurred which allows, or after notice or lapse of time would allow, revocation or termination thereof or results in any other material impairment of the rights of the Fund under any such permit, subject in each case to such qualification as may be set forth in the Prospectus (and any amendment or supplement thereto); and, except as described in the Prospectus (and any amendment or supplement thereto), none of such permits contains any restriction that is materially burdensome to the Fund.

         (n) The Fund maintains and will maintain a system of internal accounting controls sufficient to provide reasonable assurances that (i) transactions are executed in accordance with management's general or specific authorization and with the applicable requirements of the 1940 Act, the 1940 Act Rules and Regulations and the Internal Revenue Code of 1986, as amended (the "Code"); (ii) transactions are recorded as necessary to permit preparation of financial statements in conformity with generally accepted accounting principles and to maintain accountability for assets and to maintain compliance with the books and records requirements under the 1940 Act and the 1940 Act Rules and Regulations; (iii) access to assets is permitted only in accordance with management's general or specific authorization; and (iv) the recorded accountability for assets is compared with existing assets at reasonable intervals and appropriate action is taken with respect to any differences.

         (o) To the Fund's knowledge, neither the Fund nor any employee or agent of the Fund has made any payment of funds of the Fund or received or retained any funds, which payment, receipt or retention of funds is of a character required to be disclosed in the Prospectus.

         (p) The Fund has filed all tax returns required to be filed, which returns are complete and correct, and the Fund is not in material default in the payment of any taxes which were payable pursuant to said returns or any assessments with respect thereto.

         (q) No holder of any security of the Fund has any right to require registration of any shares of capital stock or any other security of the Fund because of the filing of the Registration Statement or consummation of the transactions contemplated by this Agreement.

         (r) The Fund, subject to the Registration Statement having been declared effective and the filing of the Prospectus under Rule 497 under the Rules and Regulations, has taken all required action under the 1933 Act, the 1940 Act and the Rules and Regulations to make the public offering and consummate the sale of the Shares as contemplated by this Agreement.

         (s) The conduct by the Fund of its business (as described in the Prospectus) does not require it to be the owner, possessor or licensee of any patents, patent licenses, trademarks, service marks or trade names which it does not own, possess or license.

         (t) The Fund is duly registered under the 1940 Act as a closed-end non-diversified management investment company and the 1940 Act Notification has been duly filed with the Commission and, at the time of filing thereof and any amendment or supplement thereto, conformed in all material respects with all applicable provisions of the 1940 Act and the Rules and Regulations. The Fund is, and at all times through the completion of the transactions contemplated hereby, will be, in compliance in all material respects with the terms and conditions of the 1933 Act and the 1940 Act. No person is serving or acting as an officer, director or investment adviser of the Fund except in accordance with the provisions of the 1940 Act and the 1940 Act Rules and Regulations and the Investment Advisers Act of 1940, as amended (the "Advisers Act"), and the rules and regulations of the Commission promulgated under the Advisers Act (the "Advisers Act Rules and Regulations").

         (u) Except as stated in this Agreement and in the Prospectus (and any amendment or supplement thereto), the Fund has not taken, nor will it take, directly or indirectly, any action designed to or which might reasonably be expected to cause or result in stabilization or manipulation of the price of any securities issued by the Fund to facilitate the sale or resale of the Shares, and the Fund is not aware of any such action taken or to be taken by any affiliates of the Fund.

         (v) The Fund has filed in a timely manner each document or report required to be filed by it pursuant to the 1934 Act and the rules and regulations of Commission promulgated thereunder (the "1934 Act Rules and Regulations"); each such document or report at the time it was filed conformed to the requirements of the 1934 Act and the 1934 Act Rules and Regulations; and none of such documents or reports contained an untrue statement of any material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading.

         (w) All advertising, sales literature or other promotional material (including "prospectus wrappers," "broker kits," "road show slides" and "road show scripts"), whether in printed or electronic form, authorized in writing by or prepared by the Fund or the Adviser for use in connection with the offering and sale of the Shares (collectively, "sales material") complied and comply in all material respects with the applicable requirements of the 1933 Act, the 1940 Act, the Rules and Regulations and the rules and interpretations of the NASD and no such sales material contained or contains an untrue statement of a material fact or omitted or omits to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

         (x) Each of the Fund Agreements and the Fund's and the Adviser's obligations under this Agreement and each of the Fund Agreements comply in all material respects with all applicable provisions of the 1940 Act, the 1940 Act Rules and Regulations, the Advisers Act the Advisers Act Rules and Regulations.

         (y) At all times since its inception, as required by Subchapter M of the Code, the Fund has complied with the requirements to qualify as a regulated investment company under the Code.

         (z) Except as disclosed in the Registration Statement and the Prospectus (or any amendment or supplement to either of them), no director of the Fund is an "interested person" (as defined in the 1940 Act) of the Fund or an "affiliated person" (as defined in the 1940 Act) of any Underwriter.

         7. Representations and Warranties of the Adviser. The Adviser represents and warrants to each Underwriter as follows:

         (a) The Adviser is a limited liability company duly organized and validly existing in good standing under the laws of the State of New York, with full limited liability company power and authority to own, lease and operate its properties and to conduct its business as described in the Registration Statement and the Prospectus (and any amendment or supplement to either of them), and is duly registered and qualified to conduct its business and is in good standing in each jurisdiction or place where the nature of its properties or the conduct of its business requires such registration or qualification, except where the failure so to register or to qualify does not have a material adverse effect on the condition (financial or other), business, prospects, properties, net assets or results of operations of the Adviser and its subsidiaries, taken as a whole, or on the ability of the Adviser to perform its obligations under this Agreement and the Investment Advisory Agreement.

         (b) The Adviser is duly registered with the Commission as an investment adviser under the Advisers Act and is not prohibited by the Advisers Act, the Advisers Act Rules and Regulations, the 1940 Act or the 1940 Act Rules and Regulations from acting under the Investment Advisory Agreement for the Fund as contemplated by the Prospectus (or any amendment or supplement thereto). There does not exist any proceeding or any facts or circumstances the existence of which could lead to any proceeding which might adversely affect the registration of the Adviser with the Commission.

         (c) There are no legal or governmental proceedings pending or, to the knowledge of the Adviser, threatened against the Adviser, or to which the Adviser or any of its properties is subject, that are required to be described in the Registration Statement or the Prospectus (or any amendment or supplement to either of them) but are not described as required or that may reasonably be expected to involve a prospective material adverse change, in the condition (financial or other), business, prospects, properties, net assets or results of operations of the Adviser and its subsidiaries, taken as a whole, or on the ability of the Adviser to perform its obligations under this Agreement and the Investment Advisory Agreement.

         (d) Neither the execution, delivery or performance of this Agreement or the Investment Advisory Agreement by the Adviser, nor the consummation by the Adviser of the transactions contemplated hereby or thereby (A) requires the Adviser to obtain any consent, approval, authorization or other order of or registration or filing with, the Commission, the NASD, any state securities commission, any national securities exchange, any arbitrator, any court, regulatory body, administrative agency or other governmental body, agency or official or conflicts or will conflict with or constitutes or will constitute a breach of or a default under the certificate of incorporation or by-laws, or other organizational documents of the Adviser or (B) conflicts or will conflict with or constitutes or will constitute a breach of or a default under, any agreement, indenture, lease or other instrument to which the Adviser is a party or by which it or any of its properties may be bound, or violates or will violate any statute, law, regulation or filing or judgment, injunction, order or decree applicable to the Adviser or any of its properties or will result in the creation or imposition of any lien, charge or encumbrance upon any property or assets of the Adviser pursuant to the terms of any agreement or instrument to which it is a party or by which it may be bound or to which any of the property or assets of the Adviser is subject. The Adviser is not subject to any order of any court or of any arbitrator, governmental authority or administrative agency except for (a) an Order of the Securities and Exchange Commission, dated August 17, 1988 and (b) an Order of the Federal Communications Commission, dated December 2, 1992.

         (e) The execution and delivery of, and the performance by the Adviser of its obligations under, this Agreement and the Investment Advisory Agreement have been duly and validly authorized by the Adviser, and this Agreement and the Investment Advisory Agreement have been duly executed and delivered by the Adviser and each constitutes the valid and legally binding agreement of the Adviser, enforceable against the Adviser in accordance with its terms except as rights to indemnity and contribution hereunder may be limited by federal or state securities laws.

         (f) The Adviser has the financial resources available to it necessary for the performance of its services and obligations as contemplated in the Prospectus (or any amendment or supplement thereto) and under this Agreement and the Investment Advisory Agreement.

         (g) The description of the Adviser in the Registration Statement and the Prospectus (and any amendment or supplement thereto) complied and comply in all material respects with the provisions the 1933 Act, the 1940 Act, the Advisers Act, the Rules and Regulations and the Advisers Act Rules and Regulations and did not and will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

         (h) Except as disclosed in the Registration Statement and the Prospectus (or any amendment or supplement to either of them), subsequent to the respective dates as of which such information is given in the Registration Statement and the Prospectus (or any amendment or supplement to either of them), the Adviser has not incurred any liability or obligation, direct or contingent, or entered into any transaction, not in the ordinary course of business, that is material to the Adviser and its subsidiaries, taken as a whole, and that is required to be disclosed in the Registration Statement or in the Prospectus and there has not been any material adverse change, or any development involving or which may reasonably be expected to involve, a prospective material adverse change, in the condition (financial or other), business, prospects, properties, net assets or results of operations of the Adviser and its subsidiaries, taken as a whole, whether or not arising in the ordinary course of business, or which, in each case, could have a material adverse effect on the ability of the Adviser to perform its obligations under this Agreement and the Investment Advisory Agreement.

         (i) The Adviser has such permits, licenses, franchises and authorizations of governmental or regulatory authorities ("permits") as are necessary to own its properties and to conduct its business in the manner described in the Prospectus (and any amendment or supplement thereto); the Adviser has fulfilled and performed all its material obligations with respect to such permits and no event has occurred which allows, or after notice or lapse of time would allow, revocation or termination thereof or results in any other material impairment of the rights of the Adviser under any such permit; and, except as described in the Prospectus (and any amendment or supplement thereto), none of such permits contains any restriction that is materially burdensome to the Adviser.

         (j) Except as stated in this Agreement and in the Prospectus (and in any amendment or supplement thereto), the Adviser has not taken, nor will it take, directly or indirectly, any action designed to or which might reasonably be expected to cause or result in, stabilization or manipulation of the price of any securities issued by the Fund to facilitate the sale or resale of the Shares, and the Adviser is not aware of any such action taken or to be taken by any affiliates of the Adviser; it being understood that the Underwriters include certain affiliates of the Adviser and that stabilization or other activity by the Representatives on behalf of the Underwriters shall not be deemed to be violative of this representation.

         (k) Mario J. Gabelli is the validly appointed Chief Investment Officer of the Adviser and the portfolio manager of the Fund; Mr. Gabelli has not given notice nor made known an intention to give notice of termination of his employment and the Adviser knows of no reason why Mr. Gabelli should be unable to serve as portfolio manager to the Fund.

         8. Indemnification and Contribution.

         (a) The Fund and the Adviser, jointly and severally, agree to indemnify and hold harmless each of you and each other Underwriter and each person, if any, who controls any Underwriter within the meaning of Section 15 of the 1933 Act or Section 20 of the 1934 Act from and against any and all losses, claims, damages, liabilities and expenses (including reasonable costs of investigation), joint or several, arising out of or based upon any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement, the Prospectus, any Prepricing Prospectus, any sales material (or any amendment or supplement to any of the foregoing), or arising out of or based upon any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, except insofar as such losses, claims, damages, liabilities or expenses arise out of or are based upon any untrue statement or omission or alleged untrue statement or omission which has been made therein or omitted therefrom in reliance upon and in conformity with the information relating to such Underwriter furnished in writing to the Fund by or on behalf of any Underwriter through you expressly for use in connection therewith; provided, however, that the indemnification contained in this paragraph (a) with respect to any Prepricing Prospectus shall not inure to the benefit of any Underwriter (or to the benefit of any person controlling such Underwriter) on account of any such loss, claim, damage, liability or expense arising from the sale of the Shares by such Underwriter to any person if a copy of the Prospectus shall not have been delivered or sent to such person within the time required by the 1933 Act and the 1933 Act Rules and Regulations, and the untrue statement or alleged untrue statement or omission or alleged omission of a material fact contained in such Prepricing Prospectus was corrected in the Prospectus, provided that the Fund has delivered the Prospectus to the several Underwriters in requisite quantity on a timely basis to permit such delivery or sending. The foregoing indemnity agreement shall be in addition to any liability which the Fund or the Adviser may otherwise have.

         (b) If any action, suit or proceeding shall be brought against any Underwriter or any person controlling any Underwriter in respect of which indemnity may be sought against the Fund or the Adviser, such Underwriter or such controlling person shall promptly notify the Fund or the Adviser, and the Fund or the Adviser shall assume the defense thereof, including the employment of counsel and payment of all fees and expenses. Such Underwriter or any such controlling person shall have the right to employ separate counsel in any such action, suit or proceeding and to participate in the defense thereof, but the fees and expenses of such counsel shall be at the expense of such Underwriter or such controlling person unless (i) the Fund or the Adviser has agreed in writing to pay such fees and expenses, (ii) the Fund and the Adviser have failed to assume the defense and employ counsel, or (iii) the named parties to any such action, suit or proceeding (including any impleaded parties) include both such Underwriter or such controlling person and the Fund or the Adviser and such Underwriter or such controlling person shall have been advised by its counsel that representation of such indemnified party and the Fund or the Adviser by the same counsel would be inappropriate under applicable standards of professional conduct (whether or not such representation by the same counsel has been proposed) due to actual or potential differing interests between them (in which case the Fund and the Adviser shall not have the right to assume the defense of such action, suit or proceeding on behalf of such Underwriter or such controlling person). It is understood, however, that the Fund and the Adviser shall, in connection with any one such action, suit or proceeding or separate but substantially similar or related actions, suits or proceedings in the same jurisdiction arising out of the same general allegations or circumstances, be liable for the reasonable fees and expenses of only one separate firm of attorneys (in addition to any local counsel) at any time for all such Underwriters and controlling persons not having actual or potential differing interests with you or among themselves, which firm shall be designated in writing by Salomon Smith Barney Inc., and that all such fees and expenses shall be reimbursed as they are incurred. The Fund and the Adviser shall not be liable for any settlement of any such action, suit or proceeding effected without its written consent, but if settled with such written consent, or if there be a final judgment for the plaintiff in any such action, suit or proceeding, the Fund and the Adviser agree to indemnify and hold harmless any Underwriter, to the extent provided in the preceding paragraph, and any such controlling person from and against any loss, claim, damage, liability or expense by reason of such settlement or judgment.

         (c) Each Underwriter agrees, severally and not jointly, to indemnify and hold harmless the Fund and the Adviser, their directors, any officers who sign the Registration Statement, and any person who controls the Fund or the Adviser within the meaning of Section 15 of the 1933 Act or
Section 20 of the 1934 Act, to the same extent as the foregoing indemnity from the Fund and the Adviser to each Underwriter, but only with respect to information relating to such Underwriter furnished in writing by or on behalf of such Underwriter through you expressly for use in the Registration Statement, the Prospectus or any Prepricing Prospectus, or any amendment or supplement thereto. If any action, suit or proceeding shall be brought against the Fund or the Adviser, any of their directors, any such officer, or any such controlling person based on the Registration Statement, the Prospectus or any Prepricing Prospectus, or any amendment or supplement thereto, and in respect of which indemnity may be sought against any Underwriter pursuant to this paragraph (c), such Underwriter shall have the rights and duties given to the Fund and the Adviser by paragraph (b) above (except that if the Fund or the Adviser shall have assumed the defense thereof such Underwriter shall not be required to do so, but may employ separate counsel therein and participate in the defense thereof, but the fees and expenses of such counsel shall be at such Underwriter's expense), and the Fund and the Adviser, their directors, any such officer, and any such controlling person shall have the rights and duties given to the Underwriters by paragraph (b) above. The foregoing indemnity agreement shall be in addition to any liability which the Underwriters may otherwise have.

         (d) If the indemnification provided for in this Section 8 is unavailable to an indemnified party under paragraphs (a) or (c) hereof in respect of any losses, claims, damages, liabilities or expenses referred to therein, then an indemnifying party, in lieu of indemnifying such indemnified party, shall contribute to the amount paid or payable by such indemnified party as a result of such losses, claims, damages, liabilities or expenses (i) in such proportion as is appropriate to reflect the relative benefits received by the Fund and the Adviser on the one hand (treated jointly for this purpose as one person) and the Underwriters on the other hand from the offering of the Shares, or (ii) if the allocation provided by clause (i) above is not permitted by applicable law, in such proportion as is appropriate to reflect not only the relative benefits referred to in clause (i) above but also the relative fault of the Fund and the Adviser on the one hand (treated jointly for this purpose as one person) and the Underwriters on the other in connection with the statements or omissions that resulted in such losses, claims, damages, liabilities or expenses, as well as any other relevant equitable considerations. The relative benefits received by the Fund and the Adviser on the one hand (treated jointly for this purpose as one person) and the Underwriters on the other shall be deemed to be in the same proportion as the total net proceeds from the offering (before deducting expenses) received by the Fund bear to the total underwriting discounts and commissions received by the Underwriters, in each case as set forth in the table on the cover page of the Prospectus. The relative fault of the Fund and the Adviser on the one hand (treated jointly for this purpose as one person) and the Underwriters on the other hand shall be determined by reference to, among other things, whether the untrue or alleged untrue statement of a material fact or the omission or alleged omission to state a material fact relates to information supplied by the Fund and the Adviser on the one hand (treated jointly for this purpose as one person) or by the Underwriters on the other hand and the parties' relative intent, knowledge, access to information and opportunity to correct or prevent such statement or omission.

         (e) The Fund, the Adviser and the Underwriters agree that it would not be just and equitable if contribution pursuant to this Section 8 were determined by a pro rata allocation (even if the Underwriters were treated as one entity for such purpose) or by any other method of allocation that does not take account of the equitable considerations referred to in paragraph (d) above. The amount paid or payable by an indemnified party as a result of the losses, claims, damages, liabilities and expenses referred to in paragraph (d) above shall be deemed to include, subject to the limitations set forth above, any legal or other expenses reasonably incurred by such indemnified party in connection with investigating any claim or defending any such action, suit or proceeding. Notwithstanding the provisions of this Section 8, no Underwriter shall be required to contribute any amount in excess of the amount by which the total price of the Shares underwritten by it and distributed to the public exceeds the amount of any damages which such Underwriter has otherwise been required to pay by reason of such untrue or alleged untrue statement or omission or alleged omission. No person guilty of fraudulent misrepresentation (within the meaning of Section 11(f) of the 1933 Act) shall be entitled to contribution from any person who was not guilty of such fraudulent misrepresentation. The Underwriters' obligations to contribute pursuant to this Section 8 are several in proportion to the respective numbers of Shares set forth opposite their names in Schedule I hereto and not joint.

         (f) No indemnifying party shall, without the prior written consent of the indemnified party, effect any settlement of any pending or threatened action, suit or proceeding in respect of which any indemnified party is or could have been a party and indemnity could have been sought hereunder by such indemnified party, unless such settlement includes an unconditional release of such indemnified party from all liability on claims that are the subject matter of such action, suit or proceeding.

         (g) Any losses, claims, damages, liabilities or expenses for which an indemnified party is entitled to indemnification or contribution under this Section 8 shall be paid by the indemnifying party to the indemnified party as such losses, claims, damages, liabilities or expenses are incurred. The indemnity and contribution agreements contained in this
Section 8 and the representations and warranties of the Fund and the Adviser set forth in this Agreement shall remain operative and in full force and effect, regardless of (i) any investigation made by or on behalf of any Underwriter or any person controlling any Underwriter, the Fund, the Adviser, their directors or officers, or any person controlling the Fund or the Adviser, (ii) acceptance of any Shares and payment therefor hereunder, and (iii) any termination of this Agreement. A successor to any Underwriter or any person controlling any Underwriter, or to the Fund, the Adviser, their directors or officers, or any person controlling the Fund or the Adviser, shall be entitled to the benefits of the indemnity, contribution, and reimbursement agreements contained in this Section 8.

         9. Conditions of Underwriters' Obligations. The several obligations of the Underwriters to purchase the Shares hereunder are subject to the following conditions:

         (a) If, at the time this Agreement is executed and delivered, it is necessary for the Registration Statement or a post-effective amendment thereto to be declared effective before the offering of the Shares may commence, the Registration Statement or such post-effective amendment shall have become effective not later than 5:30 P.M., New York City time, on the date hereof, or at such later date and time as shall be consented to in writing by you, and all filings, if any, required by Rules 497 and 430A under the 1933 Act and the 1933 Act Rules and Regulations shall have been timely made; no stop order suspending the effectiveness of the Registration Statement or order pursuant to Section 8(e) of the 1940 Act shall have been issued and no proceeding for those purposes shall have been instituted or, to the knowledge of the Fund, the Adviser or any Underwriter, threatened by the Commission, and any request of the Commission for additional information (to be included in the Registration Statement or the prospectus or otherwise) shall have been complied with to your satisfaction.

         (b) Subsequent to the effective date of this Agreement, there shall not have occurred (i) any change (other than a change of up to 15% of the aggregate market value of the Fund's assets) or any development involving a prospective change, in or affecting the condition (financial or other), business, prospects, properties, net assets, or results of operations of the Fund or the Adviser and its subsidiaries, taken as a whole, not contemplated by the Prospectus, which in your opinion, as Representatives of the several Underwriters, would materially, adversely affect the market for the Shares , or (ii) any event or development relating to or involving the Fund or the Adviser or any officer or director of the Fund or the Adviser which makes any statement made in the Prospectus untrue or which, in the opinion of the Fund and its counsel or the Underwriters and their counsel, requires the making of any addition to or change in the Prospectus in order to state a material fact required by the 1933 Act, the 1940 Act or the Rules and Regulations or any other law to be stated therein or necessary in order to make the statements therein not misleading, if amending or supplementing the Prospectus to reflect such event or development would, in your opinion, as Representatives of the several Underwriters, materially adversely affect the market for the Shares.

         (c) The Fund shall have furnished to you a report showing compliance with the asset coverage requirements of the 1940 Act and a Basic Maintenance Report (as defined in the Articles Supplementary), each dated the Closing Date and in form and substance satisfactory to you. Each such report may use portfolio holdings and valuations as of the close of business of any day not more than the six business days preceding the Closing Date; provided, however, that the Fund represents in such report that its total net assets as of the Closing Date have not declined by 5% or more from such valuation date.

         (d) You shall have received on the Closing Date, an opinion of Skadden, Arps, Slate, Meagher & Flom LLP, counsel for the Fund, dated the Closing Date and addressed to you, as Representatives of the several Underwriters, to the effect that:

                  (i) The Fund is duly registered and qualified to conduct its business and is in good standing in the State of New York (which is the only jurisdiction identified by management of the Fund to such counsel in which the Fund owns property, has operations or conducts business);

                  (ii) The authorized and outstanding capital stock of the Fund is as set forth under the caption "Capitalization" in the Prospectus; and the authorized capital stock of the Fund (including the Series B Preferred) conforms in all material respects as to legal matters to the description thereof contained in the Prospectus under the captions "Description of Capital Stock and Other Securities" and "Description of Series B Preferred";

                  (iii) To the extent the due authorization and valid issuance of the Shares is dependent upon the Fund having the authority to issue such Shares under Section 8(b)(1)(C) or Section 13(a)(2) of the 1940 Act, based on our review of the Fund's proxy statements dated April 3, 1997 and April 29, 1998 and the results of the meetings of stockholders referred to therein, the Fund has such authority;

                  (iv) Such counsel has been orally advised that the Registration Statement has become effective under the 1933 Act and, to the best knowledge of such counsel after reasonable inquiry, no stop order suspending the effectiveness of the Registration Statement or order pursuant to Section 8(e) of the 1940 Act has been issued and no proceedings for that purpose are pending before or contemplated by the Commission; and any required filing of the Prospectus pursuant to Rule 497 has been made in accordance with Rule 497;

                  (v) Each of this Agreement and the Fund Agreements has been duly executed and delivered by the Fund and is a valid, legal and binding agreement of the Fund, enforceable against the Fund in accordance with its terms, except to the extent that (A) enforcement hereof and thereof may be limited by (i) bankruptcy, insolvency, reorganization, moratorium or other similar laws now or hereafter in effect relating to creditors' rights generally, or
         (ii) general principles of equity (regardless of whether enforceability is considered in a proceeding at law or in equity) and (B) enforcement of rights to indemnity and contribution hereunder and thereunder may be limited by Federal or state securities laws or principles of public policy;

                  (vi) Neither the offer, sale or delivery of the Shares, the execution, delivery or performance of this Agreement and the Fund Agreements by the Fund, compliance by the Fund with the provisions hereof or thereof nor consummation by the Fund of the transactions contemplated hereby or thereby conflicts or will conflict with or constitutes or will constitute a breach of, or a default under any Material Fund Agreement, or will result in the creation or imposition of any lien, charge or encumbrance upon any property or assets of the Fund under any Material Fund Agreement, nor will any such action result in any violation of (a) any provision of the New York Business Corporation Law and those laws, rules and regulations of the State of New York and the United States of America that, in the experience of such counsel, are normally applicable to entities such as the Fund and transactions of the type contemplated by this Agreement, but without having made any special investigation concerning any other laws, rules or regulations (collectively, "Applicable Fund Laws"); provided, that the term "Applicable Fund Laws" does not include (1) the rules and regulations of the NASD, (2) any federal or state securities or blue sky laws, (3) any antifraud laws or (4) any law, rule or regulation that may have become applicable to the Fund as a result of the Underwriters' involvement with the transactions contemplated hereby or because of any facts specifically pertaining to the Underwriters, or (b) any judgment, order or decree of any New York or federal executive, legislative, judicial, administrative or regulatory body under Applicable Fund Laws and the NYSE (each, a "Governmental Fund Authority") identified in an officer's certificate;

                  (vii) No consent, approval, license, authorization, order or validation of, or filing, recording or registration with, any Governmental Fund Authority pursuant to Applicable Fund Laws (each, a "Governmental Fund Approval") is required for the valid issuance and sale of the Shares to the Underwriters or the execution, delivery and performance by the Fund of this Agreement and the Fund Agreements or the consummation of the transactions contemplated hereby and thereby except such Governmental Fund Approvals as have been obtained;

                  (viii) The 1940 Act Notification, the Registration Statement, the Prospectus and the Fund's Registration Statement on Form 8-A under the 1934 Act and any supplements or amendments thereto (except for the financial statements and the notes thereto and the schedules and other financial and statistical data included therein, as to which such counsel need not express any opinion) comply as to form in all material respects with the requirements of the 1933 Act, the 1940 Act, the Rules and Regulations, the 1934 Act and the rules and regulations promulgated thereunder;

                  (ix) To the actual knowledge of such counsel after reasonable inquiry, other than as described or contemplated in the Registration Statement or Prospectus (or any supplement thereto), there are (A) no legal or governmental proceedings in the State of New York or, to the actual knowledge of such counsel, any other state, pending or threatened against the Fund, or to which the Fund or any of its properties is subject, which are required to be described in the Registration Statement or Prospectus (or any amendment or supplement to either of them) that are not described as required and (B) no agreements, contracts, indentures, leases or other instruments that are required to be described in the Registration Statement or the Prospectus (or any amendment or supplement to either of them) or to be filed as an exhibit to the Registration Statement, that are not described or filed as required, as the case may be;

                  (x) The statements in the Registration Statement, Prospectus and statement of additional information under the caption "Taxation", insofar as they refer to statements of law or legal conclusions, are accurate and present fairly the information required to be shown;

                  (xi) Each of the Fund Agreements and the Fund's and the Adviser's obligations under each of this Agreement and the Fund Agreements comply as to form in all material respects with all applicable provisions of the 1933 Act, the 1940 Act, the Advisers Act, the Rules and Regulations and the Advisers Act Rules and Regulations;

                  (xii) The Fund is duly registered with the Commission under the 1940 Act as a closed-end non-diversified management investment company; and the provisions of the Fund's articles of incorporation, including the Articles Supplementary, and by-laws, and the investment policies and restrictions described in the Registration Statement and the Prospectus under the captions "The Fund", "Investment Objectives and Policies", "Risk Factors and Special Considerations" and "Investment Restrictions" (in the statement of additional information) comply in all material respects with the requirements of the 1940 Act, and all action has been taken by the Fund as is required of the Fund by the 1933 Act and the 1940 Act and the Rules and Regulations in connection with the issuance and sale of the Shares to make the public offering and consummate the sale of the Shares as contemplated by this Agreement;

                  (xiii) The Fund has all necessary governmental authorizations, approvals, orders, licenses, certificates, franchises and permits of and from all governmental regulatory officials and bodies required under Applicable Fund Law (except where the failure so to have any such authorizations, approvals, orders, licenses, certificates, franchises or permits, individually or in the aggregate, would not have a material adverse effect on the business, properties, operations or financial condition of the Fund), to own its properties and to conduct business, as described in the Prospectus;

                  (xiv) To the actual knowledge of such counsel after reasonable inquiry, except as described in the Prospectus, there is no holder of any security of the Fund or any other person who has the right, contractual or otherwise pursuant to any Material Fund Agreement, to cause the Fund to sell or otherwise issue to them, or to permit them to underwrite the sale of, the Shares or the right to have any securities of the Fund included in the registration statement or the right, as a result of the filing of the registration statement, to require registration under the 1933 Act of any securities of the Fund;

                  (xv) If the Fund operates as described in the Prospectus, the Fund will qualify as a regulated investment company under the Code; and

                  (xvi) Such counsel shall also state that they have participated in conferences with officers and employees of the Fund, representatives of the independent accountants for the Fund, Maryland counsel to the Fund, the Underwriters and counsel for the Underwriters at which the contents of the Registration Statement and the Prospectus and related matters were discussed and, although they are not passing upon, and do not assume any responsibility for, the accuracy, completeness or fairness of the statements contained in the Registration Statement or the Prospectus except to the limited extent otherwise covered by paragraphs (ii), (ix), (x) and (xii), and have made no independent check or verification thereof, on the basis of the foregoing, no facts have come to their attention that would have led them to believe that the Registration Statement or any amendment or supplement thereto, at the time it became effective, contained an untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements contained therein not misleading or that the Prospectus or any amendment or supplement thereto, as of its issue date and as of the Closing Date, contained or contains an untrue statement of a material fact or omitted or omits to state a material fact required to be stated therein or necessary to make the statements contained therein, in light of the circumstances under which they were made, not misleading, except that they express no belief with respect to the financial statements, schedules and other financial information and statistical data included therein or excluded therefrom or the exhibits to the Registration Statement.

         (e) You shall have received on the Closing Date, an opinion of [_______], Maryland counsel for the Fund, dated the Closing Date and addressed to you, as Representatives of the several Underwriters, to the effect that:

                  (i) The Fund is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Maryland with full corporate power to own, lease and operate its properties and to conduct its business as described in the Registration Statement and the Prospectus (and any amendment or supplement to either of them);

                  (ii) The authorized capital stock of the Fund is as set forth under the caption "Capitalization" in the Prospectus; and the authorized capital stock of the Fund conforms in all material respects as to legal matters to the description thereof contained in the Prospectus under the caption "Description of Capital Stock and Other Securities";

                  (iii) The Shares have been duly authorized and, when issued and delivered to the Underwriters against payment therefor in accordance with the terms hereof, will be validly issued, fully paid and nonassessable. The issuance of the Shares will not be subject to preemptive or other similar rights entitling any person to purchase or acquire any of the Shares upon the issuance thereof by the Fund which arise by operation of the laws of the State of Maryland or under the articles of incorporation or by-laws of the Fund;

                  (iv) The Shares conform in all material respects to the description thereof contained in the Prospectus under the caption "Description of Series B Preferred";

                  (v) The form of certificates for the Shares conforms to the requirements of the Maryland General Corporation Law;

                  (vi) The Fund has the requisite corporate power and authority to enter into and execute and deliver this Agreement and to issue, sell and deliver the Shares to the Underwriters as provided for herein;

                  (vii) This Agreement has been duly authorized by the Fund. Neither the offer, sale or delivery of the Shares, the execution, delivery or performance of this Agreement by the Fund, compliance by the Fund with the provisions hereof nor consummation by the Fund of the transactions contemplated hereby conflicts or will conflict with or constitutes or will constitute a breach of, or a default under, the articles of incorporation, including the Articles Supplementary, or by-laws of the Fund;

                  (viii) The Fund has full corporate power and to the knowledge of such counsel, all governmental authorizations, approvals, orders, licenses, certificates, franchises and permits necessary or required under the laws of the State of Maryland for the Fund to own its properties and to conduct its business as it now is being conducted as described in the Prospectus (except in cases where the failure so to have any such authorizations, approvals, orders, licenses, certificates, franchises or permits, individually or in the aggregate, would not have a material adverse effect on the business, properties, operations or financial conditions of the Fund); and

                  (ix) No consent, approval, authorization or other order of, or registration or filing with, any securities commission, court, regulatory body, administrative agency or other governmental body, agency, or official of the State of Maryland is required on the part of the Fund for the valid issuance and sale of the Shares to the Underwriters as contemplated by this Agreement, the execution and delivery by the Fund of this Agreement and the performance by the Fund of its obligations hereunder or the consummation of the transactions contemplated hereby by the Fund, except those as may be required under the securities or blue sky laws of the State of Maryland; it being understood that such counsel do not express any opinion as to any such consent, approval, authorization or other order of, or registration or filing, which may be required as a result of the involvement of any other parties to this Agreement.

         (f) You shall have received on the Closing Date an opinion of James E. McKee, general counsel for the Adviser, dated the Closing Date and addressed to you, as Representatives of the several Underwriters, to the effect that:

                  (i) The Fund is not in violation of its articles of incorporation, including the Articles Supplementary, or by-laws and, to the actual knowledge of such counsel after reasonable inquiry, is not in default in the performance of any material obligation, agreement or condition in any bond, debenture, note or other evidence of indebtedness, except as may be disclosed in the Prospectus;

                  (ii) The Fund is not in violation of any Material Fund Agreement; and

                  (iii) To the actual knowledge of such counsel after reasonable inquiry, the Fund is not in violation of (A) any provision of the New York Business Corporation Law and those laws, rules and regulations of the State of New York and the United States of America that, in the experience of such counsel, are normally applicable to entities such as the Fund and transactions of the type contemplated by this Agreement, but without having made any special investigation concerning any other laws, rules or regulations; provided, that such laws, rules and regulations do not include (1) the rules and regulations of the NASD, (2) any federal or state securities or blue sky laws other than the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to the extent not excluded by item (3) below, (3) any antifraud laws under the 1933 Act or the 1934 Act as they apply to the Prospectus and the Registration Statement or (4) any law, rule or regulation that may have become applicable to the Fund as a result of the Underwriters' involvement with the transactions contemplated by this Agreement or because of any facts specifically pertaining to the Underwriters or (B) any order, judgment or decree of any New York or federal executive, legislative, judicial, administrative or regulatory body under the laws, rules and regulations referred to in clause (A) of this paragraph and the NYSE.

         (g) You shall have received on the Closing Date an opinion of Skadden, Arps, Slate, Meagher & Flom LLP, special counsel for the Adviser, dated the Closing Date and addressed to you, as Representatives of the several Underwriters, to the effect that:

                  (i) The Adviser is a limited liability company duly organized and validly existing in good standing under the laws of the State of New York with full limited liability company power and authority to own, lease and operate its properties and to conduct its business as described in the Registration Statement and the Prospectus (and any amendment or supplement to either of them), it being understood that the opinion with respect to good standing is based solely upon such counsel's review of a certificate of the Secretary of State and a telephonic confirmation;

                  (ii) The Adviser is duly registered with the Commission as an investment adviser under the Advisers Act and is not prohibited by the Advisers Act, the Advisers Act Rules and Regulations, the 1940 Act or the 1940 Act Rules and Regulations from acting under the Investment Advisory Agreement for the Fund as contemplated by the Prospectus (or any amendment or supplement thereto).

                  (iii) The Adviser has limited liability company power and authority to enter into this Agreement and the Investment Advisory Agreement, and this Agreement and the Investment Advisory Agreement have been duly authorized, executed and delivered by the Adviser and each is a valid, legal and binding agreement of the Adviser, enforceable against the Adviser in accordance with its terms except to the extent that (A) enforcement hereof and thereof may be limited by (i) bankruptcy, insolvency, reorganization, moratorium or other similar laws now or hereafter in effect relating to creditors' rights generally, or (ii) general principles of equity (regardless of whether enforceability is considered in a proceeding at law or in equity) and (B) enforcement of rights to indemnity and contribution hereunder and thereunder may be limited by Federal or state securities laws or principles of public policy;

                  (iv) Neither the execution, delivery or performance of this Agreement or the Investment Advisory Agreement by the Adviser, compliance by the Adviser with the provisions hereof or thereof nor consummation by the Adviser of the transactions contemplated hereby or thereby conflicts or will conflict with, or constitutes or will constitute a breach of or default under, the certificate of incorporation or by-laws, or other organizational documents, of the Adviser or any contract or agreement to which the Adviser is a party which has been identified to such counsel by the Adviser as material or as one which could have an effect on the types of transactions contemplated by this Agreement (each, an "Material Adviser Agreement"), or will result in the creation or imposition of any lien, charge or encumbrance upon any property or assets of the Adviser under any Material Adviser Agreement, nor will any such action result in any violation of any provision of the New York Business Corporation Law and those laws, rules and regulations of the State of New York and the United States of America that, in the experience of such counsel, are normally applicable to entities such as the Adviser and transactions of the type contemplated by this Agreement, but without having made any special investigation concerning any other laws, rules or regulations (collectively, "Applicable Adviser Laws"); provided, that the term "Applicable Adviser Laws" does not include (1) the rules and regulations of the NASD, (2) any federal or state securities or blue sky laws, (3) any antifraud laws or (4) any law, rule or regulation that may have become applicable to the Adviser as a result of the Underwriters' involvement with the transactions contemplated hereby or because of any facts specifically pertaining to the Underwriters;

                  (v) No consent, approval, license, authorization or validation of, or filing, recording or registration with, any New York or federal executive, legislative, judicial, administrative or regulatory body under Applicable Adviser Laws (each, a "Governmental Adviser Approval") is required on the part of the Adviser for the execution, delivery and performance by it of this Agreement and the Investment Advisory Agreement to which it is a party or the consummation by it of the transactions contemplated hereby and thereby except such Governmental Adviser Approvals as have been obtained;

                  (vi) To the actual knowledge of such counsel after reasonable inquiry, there are no legal or governmental proceedings pending or threatened against the Adviser or to which the Adviser or any of its properties is subject, which are required to be described in the Registration Statement or the Prospectus (or any amendment or supplement to either of them) but are not described as required or which could reasonably be expected to adversely affect the ability of the Adviser to perform its obligations under this Agreement or the Investment Advisory Agreement;

                  (vii) The obligations of the Adviser under this Agreement and the Investment Advisory Agreement comply in all material respects with all applicable provisions of the 1940 Act, the 1940 Act Rules and Regulations, the Advisers Act and the Advisers Act Rules and Regulations;

                  (viii) The Adviser has full limited liability company power and authority, and all necessary governmental authorizations, approvals, orders, licenses, certificates, franchises and permits of and from all governmental regulatory officials and bodies required under Applicable Adviser Law (except where the failure so to have any such authorizations, approvals, orders, licenses, certificates, franchises or permits, individually or in the aggregate, would not have a material adverse effect on the business, properties, operations or financial condition of the Adviser and its subsidiaries), to own its properties and to conduct its business, including specifically its business of acting as investment adviser to registered investment companies and as otherwise described in the Prospectus, and to perform its obligations under the Investment Advisory Agreement;

                  (ix) Such counsel shall also state that such counsel has been advised by the Adviser that it is not registered or qualified to conduct its business as a foreign corporation in any jurisdiction and that it believes there is no such jurisdiction where the nature of its properties or the conduct of its business requires such registration or qualification and where the failure to register or qualify would have a material adverse effect on the operations of the Adviser or on the ability of the Adviser to perform its obligations under this Agreement or the Investment Advisory Agreement; and

                  (x) Such counsel shall also state that they have participated in conferences with officers and employees of the Adviser and the Fund, representatives of the independent accountants for the Adviser and the Fund and the Underwriters and counsel for the Underwriters at which the contents of the Registration Statement and the Prospectus and related matters were discussed and, although they are not passing upon, and do not assume any responsibility for, the accuracy, completeness or fairness of the statements contained in the Registration Statement or the Prospectus and have made no independent check or verification thereof, on the basis of the foregoing, no facts have come to their attention that would have led them to believe that the Registration Statement or any amendment or supplement thereto, at the time it became effective, contained an untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements contained therein not misleading or that the Prospectus or any amendment or supplement thereto, as of its issue date and as of the Closing Date, contained or contains an untrue statement of a material fact or omitted or omits to state a material fact required to be stated therein or necessary to make the statements contained therein, in light of the circumstances under which they were made, not misleading, except that they express no belief with respect to the financial statements, schedules and other financial information and statistical data included therein or excluded therefrom or the exhibits to the Registration Statement.

         (h) You shall have received on the Closing Date an opinion of Simpson Thacher & Bartlett, counsel for the Underwriters, dated the Closing Date and addressed to you, as Representatives of the several Underwriters, with respect to such matters as the Underwriters may reasonably request.

         (i) You shall have received letters addressed to you, as Representatives of the several Underwriters, and dated the date hereof and the Closing Date from PriceWaterhouseCoopers LLP, independent certified public accountants, substantially in the forms heretofore approved by you.

         (j) (i) No order suspending the effectiveness of the registration statement or the Registration Statement or prohibiting or suspending the use of the Prospectus (or any amendment or supplement thereto) or any Prepricing Prospectus or any sales material shall have been issued and no proceedings for such purpose or for the purpose of commencing an enforcement action against the Fund, the Adviser or, with respect to the transactions contemplated by the Prospectus (or any amendment or supplement thereto) and this Agreement, any Underwriter, may be pending before or, to the knowledge of the Fund, the Adviser or any Underwriter or in the reasonable view of counsel to the Underwriters, shall be threatened or contemplated by the Commission at or prior to the Closing Date and that any request for additional information on the part of the Commission (to be included in the Registration Statement, the Prospectus or otherwise) be complied with to the satisfaction of the Representatives; (ii) there shall not have been any change in the capital stock of the Fund nor any material increase in the short-term or long-term debt of the Fund (other than in the ordinary course of business) from that set forth or contemplated in the Registration Statement or the Prospectus (or any amendment or Supplement thereto); (iii) there shall not have been, subsequent to the respective dates as of which information is given in the Registration Statement and the Prospectus (or any amendment or supplement thereto), except as may otherwise be stated in the Registration Statement and Prospectus (or any amendment or supplement thereto), any material adverse change in the condition (financial or other), business, prospects, properties, net assets or results of operations of the Fund or the Adviser; (iv) the Fund shall not have any liabilities or obligations, direct or contingent (whether or not in the ordinary course of business), that are material to the Fund, other than those reflected in the Registration Statement or the Prospectus (or any amendment or supplement to either of them) and other than liabilities for payment for securities in accordance with the Fund's investment objective and policies; and (v) all the representations and warranties of the Fund and the Adviser contained in this Agreement shall be true and correct on and as of the date hereof and on and as of the Closing Date as if made on and as of the Closing Date, and you shall have received a certificate, dated the Closing Date and signed by the chief executive officer and the chief financial officer of each of the Fund and the Adviser (or such other officers as are acceptable to you), to the effect set forth in this Section 9(j) and in Section 9(k) hereof.

         (k) That neither the Fund nor the Adviser shall have failed at or prior to the Closing Date to have performed or complied with any of its agreements herein contained and required to be performed or complied with by it hereunder at or prior to the Closing Date.


         (l) The Fund shall have delivered and you shall have received evidence satisfactory to you that the Shares are rated at least `aaa' by the Rating Agency as of the Closing Date, and there shall not have been given any notice of any intended or potential downgrading, or of any review for a potential downgrading, in the rating accorded to the Shares by the Rating Agency.

         (m) The Fund and the Adviser shall have furnished or caused to be furnished to you such further certificates and documents as you shall have requested.

         All such opinions, certificates, letters and other documents will be in compliance with the provisions hereof only if they are satisfactory in form and substance to you and your counsel.

         Any certificate or document signed by any officer of the Fund or the Adviser and delivered to you, as Representatives of the Underwriters, or to counsel for the Underwriters, shall be deemed a representation and warranty by the Fund or the Adviser to each Underwriter as to the statements made therein.

         10. Expenses. The Fund agrees to pay the following costs and expenses and all other costs and expenses incident to the performance by it of its obligations hereunder: (i) the preparation, printing or reproduction, and filing with the Commission of the Registration Statement (including financial statements and exhibits thereto), each Prepricing Prospectus, the 1940 Act Notification, the Prospectus and each amendment or supplement to any of them (including, without limitation, the filing fees prescribed by the 1933 Act, the 1940 Act and the Rules and Regulations);
(ii) the printing (or reproduction) and delivery (including postage, air freight charges and charges for counting and packaging) of such copies of the Registration Statement, each Prepricing Prospectus, the Prospectus, any sales material and all amendments or supplements to any of them as may be reasonably requested for use in connection with the offering and sale of the Shares; (iii) the preparation, printing, authentication, issuance and delivery of certificates for the Shares, including any stamp taxes in connection with the original issuance and sale of the Shares; (iv) the printing (or reproduction) and delivery of this Agreement, any dealer agreements, the preliminary and supplemental blue sky memoranda and all other agreements or documents printed (or reproduced) and delivered in connection with the offering of the Shares; (v) the registration of the Shares under the Exchange Act and the listing of the Shares on the New York Stock Exchange; (vi) the qualification of the Shares for offer and sale under the state securities or blue sky laws of the several states (including the reasonable fees, expenses and disbursements of counsel for the Underwriters relating to the preparation, printing or reproduction, and delivery of the preliminary and supplemental blue sky memoranda and such registration and qualification); (vii) fees paid to the Rating Agency;
(viii) the transportation and other expenses incurred by or on behalf of Fund representatives in connection with presentations to prospective purchasers of the Shares; and (ix) the fees and expenses of the Fund's accountants and the fees and expenses of counsel (including local and special counsel) for the Fund and of the transfer agent.

         Except as provided in this Section 10, the Underwriters agree to pay their own costs and expenses of the underwriting, including the fees and expenses of their counsel.

         11. Effective Date of Agreement. This Agreement shall become effective: (i) upon the execution and delivery hereof by the parties hereto; or (ii) if, at the time this Agreement is executed and delivered, it is necessary for the registration statement or a post-effective amendment thereto to be declared effective before the offering of the Shares may commence, when notification of the effectiveness of the registration statement or such post-effective amendment has been released by the Commission. Until such time as this Agreement shall have become effective, it may be terminated by the Fund, by notifying you, or by you, as Representatives of the several Underwriters, by notifying the Fund.

         If any one or more of the Underwriters shall fail or refuse to purchase the Shares which it or they are obligated to purchase hereunder on the Closing Date, and the aggregate number of the Shares which such defaulting Underwriter or Underwriters are obligated but fail or refuse to purchase is not more than one-tenth of the aggregate number of Shares which the Underwriters are obligated to purchase on the Closing Date, each non-defaulting Underwriter shall be obligated, severally, in the proportion which the number of Shares set forth opposite its name in Schedule I hereto bears to the aggregate number of such Shares set forth opposite the names of all non-defaulting Underwriters or in such other proportion as you may specify in accordance with Section 20 of the Master Agreement Among Underwriters of Salomon Smith Barney Inc., to purchase the Shares which such defaulting Underwriter or Underwriters are obligated, but fail or refuse, to purchase. If any one or more of the Underwriters shall fail or refuse to purchase the Shares which it or they are obligated to purchase on the Closing Date and the aggregate number of Shares with respect to which such default occurs is more than one-tenth of the aggregate number of Shares which the Underwriters are obligated to purchase on the Closing Date and arrangements satisfactory to you and the Fund for the purchase of such Shares by one or more non-defaulting Underwriters or other party or parties approved by you and the Fund are not made within 36 hours after such default, this Agreement will terminate without liability on the part of any non-defaulting Underwriter or the Fund. In any such case which does not result in a termination of this Agreement either you or the Fund shall have the right to postpone the Closing Date, but in no event for longer than seven days, in order that the required changes, if any, in the Registration Statement and the Prospectus or any other documents or arrangements may be effected. Any action taken under this paragraph shall not relieve any defaulting Underwriter from liability in respect of any such default of any such Underwriter under this Agreement. The term "Underwriter" as used in this Agreement includes, for all purposes of this Agreement, any party not listed in Schedule I hereto who, with your approval and the approval of the Fund, purchases Shares which a defaulting Underwriter is obligated, but fails or refuses, to purchase.

         Any notice under this Section 11 may be given by telegram, telecopy or telephone but shall be subsequently confirmed by letter.

         12. Termination of Agreement. This Agreement shall be subject to termination in your absolute discretion, without liability on the part of any Underwriter to the Fund or the Adviser, by notice to the Fund or the Adviser, if prior to the Closing Date (i) trading in securities generally on the New York Stock Exchange, the American Stock Exchange or the Nasdaq National Market shall have been suspended or materially limited, (ii) a general moratorium on commercial banking activities in New York shall have been declared by either federal or state authorities, or (iii) there shall have occurred any outbreak or escalation of hostilities or other international or domestic calamity, crisis or change in political, financial or economic conditions, the effect of which on the financial markets of the United States is such as to make it, in your judgment, impracticable or inadvisable to commence or continue the offering of the Shares at the offering price to the public set forth on the cover page of the Prospectus or to enforce contracts for the resale of the Shares by the Underwriters. Notice of such termination may be given to the Fund by telegram, telecopy or telephone and shall be subsequently confirmed by letter.

         13. Information Furnished by the Underwriters. The statements set forth in the last paragraph of the cover page, the stabilization legend on the inside cover page, and the statements in the first, third and fourth paragraphs under the caption "Underwriting" in any Prepricing Prospectus and in the Prospectus, constitute the only information furnished by or on behalf of the Underwriters through you as such information is referred to in Sections 6(b) and 8 hereof.

         14. Miscellaneous. Except as otherwise provided in Sections 5, 11 and 12 hereof, notice given pursuant to any provision of this Agreement shall be in writing and shall be delivered (i) if to the Fund or the Adviser, at the office of the Fund at One Corporate Center, Rye, New York 10580-1434, Attention: Bruce N. Alpert; or (ii) if to you, as Representatives of the several Underwriters, care of Salomon Smith Barney Inc., 388 Greenwich Street, New York, New York 10013, Attention: Manager, Investment Banking Division.

         This Agreement has been and is made solely for the benefit of the several Underwriters, the Fund, the Adviser, their directors and officers, and the other controlling persons referred to in Section 8 hereof and their respective successors and assigns, to the extent provided herein, and no other person shall acquire or have any right under or by virtue of this Agreement. Neither the term "successor" nor the term "successors and assigns" as used in this Agreement shall include a purchaser from any Underwriter of any of the Shares in his status as such purchaser.

         15. Applicable Law; Counterparts. This Agreement shall be governed by and construed in accordance with the laws of the State of New York applicable to contracts made and to be performed within the State of New York.

         This Agreement may be signed in various counterparts which together constitute one and the same instrument. If signed in counterparts, this Agreement shall not become effective unless at least one counterpart hereof shall have been executed and delivered on behalf of each party hereto.



         Please confirm that the foregoing correctly sets forth the agreement between the Fund and the several Underwriters.


                                    Very truly yours,

                                    THE GABELLI EQUITY TRUST INC.



                                    By:



                                    GABELLI FUNDS, LLC



                                    By:



Confirmed as of the date first
above mentioned on behalf of
themselves and the other several
Underwriters named in Schedule I
hereto.

SALOMON SMITH BARNEY INC.
MERRILL LYNCH, PIERCE, FENNER
   & SMITH INCORPORATED
GABELLI & COMPANY, INC.

 As Representatives of the
  Several Underwriters

By  SALOMON SMITH BARNEY INC.



By:
   ---------------------------
   Title:
   Name:



                                 SCHEDULE I

                       THE GABELLI EQUITY TRUST INC.

-------------------------------------------------------------------------------
Underwriter                                                  Number of Shares
-------------------------------------------------------------------------------
Salomon Smith Barney Inc.
-------------------------------------------------------------------------------
Merrill Lynch, Pierce, Fenner & Smith Incorporated
-------------------------------------------------------------------------------
Gabelli & Company, Inc.
-------------------------------------------------------------------------------




Exhibit L




                                            June 12, 2001



The Gabelli Equity Trust Inc.
One Corporate Center
Rye, New York 10580-1434

Ladies and Gentlemen:

         In connection with the registration under the Securities Act of 1933 (the "Act") of the Tax Advantaged Series B Cumulative Preferred Stock, $.001 par value per share (the "Series B Preferred Stock"), of The Gabelli Equity Trust Inc., a Maryland corporation (the "Fund"), on its Registration Statement on Form N-2 (Registration Nos. 333-59874 and 811-4700) filed with the Securities and Exchange Commission (together with all amendments thereto, the "Registration Statement"), we have examined such corporate records, certificates and documents as we deemed necessary for the purpose of this opinion. Based on that examination, we advise you that in our opinion the Series B Preferred Stock to be offered by the Fund, when issued and sold under the circumstances contemplated in the Registration Statement, will be legally issued, fully paid and non-assessable.

         We hereby consent to the filing of this opinion as an exhibit to the Registration Statement. In giving our consent, we do not thereby admit that we are in the category of persons whose consent is required under
Section 7 of the Act or the rules and regulations of the Securities and Exchange Commission thereunder. The opinion expressed herein is limited to the matters set forth in this letter and no other opinion should be inferred beyond the matters expressly stated.

                                                     Very truly yours,

                                                     Miles & Stockbridge P.C.


                                                     By: /s/ John B. Frisch
                                                        -----------------------
                                                           Principal





Exhibit N



                     CONSENT OF INDEPENDENT ACCOUNTANTS


We hereby consent to the use in this Registration Statement on Form N-2 of our report dated February 14, 2001, relating to the financial statements and financial highlights of The Gabelli Equity Trust Inc. which appear in the December 31, 2000 Annual Report to Shareholders of The Gabelli Equity Trust Inc. which is also incorporated by reference into the Registration Statement, and relating to the senior securities table for the Series A Preferred shares which appears in such Registration Statement. We also consent to the references to us under the headings "Financial Highlights", "Experts", "Counsel and Independent Accountants" and "Financial Statements" in such Registration Statement.




PricewaterhouseCoopers LLP
New York, New York
June 8, 2001